Revenue	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue Explanatory [Abstract]
Revenue

NOTE 5. REVENUE

The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 6). Revenue has been disaggregated by primary geographical market and type of service provided.

Year ended December 31, 2024	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$577,266	$13,418	$—	$(43)	$590,641
Canada	834,945	281,399	—	(10,181)	1,106,163
International	205,524	—	—	—	205,524
	$1,617,735	$294,817	$—	$(10,224)	$1,902,328

Day rate/hourly services	$1,606,187	$294,817	$—	$(959)	$1,900,045
Shortfall payments/idle but contracted	837	—	—	—	837
Other	10,711	—	—	(9,265)	1,446
	$1,617,735	$294,817	$—	$(10,224)	$1,902,328

Year ended December 31, 2023	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$848,262	$13,683	$—	$(30)	$861,915
Canada	709,703	227,033	—	(7,097)	929,639
International	146,300	—	—	—	146,300
	$1,704,265	$240,716	$—	$(7,127)	$1,937,854

Day rate/hourly services	$1,661,762	$240,716	$—	$(537)	$1,901,941
Shortfall payments/idle but contracted	24,602	—	—	—	24,602
Turnkey drilling services	8,988	—	—	—	8,988
Other	8,913	—	—	(6,590)	2,323
	$1,704,265	$240,716	$—	$(7,127)	$1,937,854